Stock-Based Compensation	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Note 15 — Stock-Based Compensation

2020 Share Incentive Plan

In June 2020, in connection with the business combination, the Company’s board approved the 2020 Share Incentive Plan (the “2020 Plan”) and reserved 4,632,449 ordinary shares for issuance thereunder. The Company’s employees, non-employee directors and consultants are eligible to receive options, restricted shares, restricted share units, dividend equivalents, deferred shares, share payments or share appreciation rights, which may be awarded or granted under the Plan (collectively, “Awards”). The administrator is authorized to grant deferred shares to any eligible individual. The number of shares of deferred shares shall be determined by the administrator; shares underlying a deferred share award will not be issued until the deferred share award has vested, pursuant to a vesting schedule or other conditions or criteria set by the administrator. As of December 31, 2025 and 2024, a total of 3,936,504 shares each had been granted and issued under the 2020 Plan and a total of 695,945 shares each remained available for future awards.

2023 Share Incentive Plan

On October 6, 2023, the 2023 Annual Meeting approved and adopted the Company’s 2023 Equity Incentive Plan (the “2023 Plan”), pursuant to which an aggregate of 33,818,770 ordinary shares will be awarded or granted. On October 31, 2023, the Compensation Committee approved that a total of 32,000,000 Class B ordinary shares in the form of shares and deferred shares were granted to two directors in exchange for their services through the third quarter of 2024. The Company estimated the fair value of shares at $0.02 per Class B ordinary share based on the closing price of $650.00 ($1.00 before ratio changes) per ADS on the grant date in an aggregate of $640,000. The stock-based compensation expenses are recognized over the requisite service period. On December 14, 2023, a total of 14,000,000 Class B ordinary shares were vested and issued to the directors. For the year ended December 31, 2024, an aggregate of 11,888,889 Class B ordinary shares was issued to the directors.

In November 2024, an aggregate of 28,956,705 Class B ordinary shares, including the remaining 1,818,770 shares under 2023 Plan and the remaining 27,137,935 shares under the 2024 Plan (as discussed below), was granted and issued to one executive director and vested immediately. The Company estimated the fair value of shares at $0.004 per Class B ordinary share based on the closing price of $137.15 ($0.21 before ratio changes) per ADS on the grant date in an aggregate of $122,000.

As of December 31, 2025 and 2024, no shares under the 2023 Plan remained available for future awards.

2024 Share Incentive Plan

On May 20, 2024, the Board of Directors approved and adopted the Company’s 2024 Equity Incentive Plan (the “2024 Plan”), pursuant to which an aggregate of 47,137,935 Class A or Class B ordinary shares will be awarded or granted. On the same date, the Board and the Audit Committee approved that a total of 20,000,000 Class B ordinary shares were granted to certain employees and vested immediately. The Company estimated the fair value of shares at $0.009 per Class B ordinary share based on the closing price of $299.65 ($0.46 before ratio changes) per ADS on the grant date, resulting in an aggregate of $184,400 recorded as compensation expenses in May 2024. On May 21, 2024, a total of 18,500,000 Class B ordinary shares were issued to the employees. As of December 31, 2025 and 2024, no shares under the 2024 Plan remained available for future awards.

2025 Share Incentive Plan

On September 3, 2025, the Board of Directors approved and adopted the Company’s 2025 Equity Incentive Plan (the “2025 Plan”), under which the maximum aggregate number of Class A or Class B ordinary shares of the Company which may be issued pursuant to all awards is 1,492,312,340. On October 28, 2025, the Board and the Audit Committee approved that a total of 746,156,170 Class B ordinary shares were granted to one employee and vested immediately. On November 4, 2025, the Company and the employee executed the share-based compensation agreement, and granted 746,156,170 Class B ordinary shares to the employee. The Company estimated the fair value of shares at $0.0003 per Class B ordinary share based on the closing price of $9.36 ($0.72 before ratio change) per ADS on the grant date of November 4, 2025, resulting in an aggregate of $214,893 recorded as compensation expenses for the year ended December 31, 2025. As of December 31, 2025, a total of 746,156,170 shares under the 2025 Plan remained available for future awards.

The following table provides the details of the total share-based payments under 2023 Plan, 2024 Plan and 2025 Plan for the years ended December 31, 2025, 2024 and 2023, respectively.

	For the Years ended December 31,
	2025	2024	2023
Compensation and benefits	$214,893	$573,264	$373,333
Communication and technology	-	-	225,000
Marketing	-	-	206,250
Professional fees	-	-	243,750
General and administrative	-	-	243,750
Total	$214,893	$573,264	$1,292,083

As of December 31, 2025, the Group had no unrecognized compensation expense related to future services.